UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
 (Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

USA Mutuals Vice Fund
Portfolio of Investments
June 30, 2018 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 24.8%
The Boeing Co.	20,000	$6,710,200
General Dynamics Corp.	39,000	7,269,990
Honeywell International Inc.	50,000	7,202,500
L3 Technologies, Inc.	11,500	2,211,680
Lockheed Martin Corp.	21,100	6,233,573
Northrop Grumman Corp.	26,900	8,277,130
Raytheon Co.	51,300	9,910,134
Rolls-Royce Holdings PLC (a)(b)	50,000	652,088
United Technologies Corp.	37,100	4,638,613
		53,105,908
Alcoholic Beverages - 22.5%
AMBEV SA - ADR (b)	10,000	46,300
Anheuser-Busch InBev SA/NV (b)	35,000	3,535,518
Becle, S.A.B. de C.V. (b)	750,000	1,080,802
Brown-Forman Corp. - Class B	150,000	7,351,500
Carlsberg A/S- Class B (b)	23,455	2,763,153
Constellation Brands, Inc. - Class A	45,900	10,046,133
Davide Campari-Milano S.p.A (b)	160,000	1,316,346
Diageo PLC - ADR (b)	61,000	8,784,610
Heineken N.V. (b)	90,000	9,040,885
Pernod Ricard S.A. (b)	26,500	4,329,448
		48,294,695
Casinos, Gambling & Lotteries - 29.6%*
Boyd Gaming Corp.	105,000	3,639,300
Churchill Downs Inc.	23,000	6,819,500
Galaxy Entertainment Group Ltd. (b)	1,300,000	10,066,152
Las Vegas Sands Corp.	135,000	10,308,600
Melco Crown Entertainment Ltd. - ADR (b)	265,900	7,445,200
MGM Resorts International	235,000	6,822,050
Penn National Gaming, Inc. (a)	40,000	1,343,600
Sands China Ltd. (b)	724,800	3,875,466
Wynn Macau, Ltd. (b)	874,600	2,814,782
Wynn Resorts, Ltd.	62,000	10,375,080
		63,509,730
Data Processing, Hosting & Related Services - 0.9%
Mastercard Inc. - Class A	10,000	1,965,200
		1,965,200
Pharmaceuticals - 0.6%
Aphria, Inc. (b)	22,000	198,639
Canopy Growth Corp. (b)	16,000	467,592
Cronos Group, Inc. (b)	30,000	194,424
MedReleaf Corp. (b)	16,000	328,483
		1,189,138
Restaurants and Other Eating Places - 1.1%
Starbucks Corp.	50,000	2,442,500
		2,442,500
Tobacco Manufacturing - 19.6%
Altria Group, Inc.	172,600	9,801,954
British American Tobacco PLC - ADR (b)	187,050	9,436,673
Imperial Tobacco Group PLC (b)	127,838	4,761,110
Japan Tobacco Inc. (b)	190,000	5,311,385
KT&G Corp. (b)	30,000	2,880,215
Philip Morris International Inc.	121,400	9,801,836
		41,993,173
Total Common Stocks (Cost $151,121,701)		212,500,344

PREFERRED STOCKS - 0.2%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (a)(b)	3,550,000	4,685
Rolls-Royce Holdings PLC - C Share (a)(b)	4,618,860	6,096
Alcoholic Beverages - 0.2%
Zodiac Spirits, LLC - Class A (a)(d)(e)(f)(g)	5,000	375,000
Total Preferred Stocks (Cost $5,010,891)		385,781

	Principal Amount
CORPORATE BOND - 0.0%
Bio Soil Enhancers, Inc.
Maturity Date 11/24/2020, Coupon Rate 12.00% (a)(d)(e)(g)(h)	$1,500,000	–
Total Corporate Bond (Cost $1,500,000)		–

	Shares
WARRANTS - 0.0%
Tobacco Manufacturing - 0.0%
Bio Soil Enhancers, Inc. (a)(d)(e)(g)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT - 0.7%
Investment Company - 0.7%
Fidelity Investments Money Market Funds Government Portfolio - Class I, 1.76% (c)	1,553,931	1,553,931
Total Short-Term Investment (Cost $1,553,931)		1,553,931

Total Investments (Cost $159,186,523) - 100.0%		214,440,806
Liabilities in Excess of Other Assets - (0.0%)		(33,011)
TOTAL NET ASSETS - 100.0%		$214,407,795

*To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2018.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At June 30, 2018, the value of these securities total $375,750 which represents 0.18% of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer.
(g)	Level 3 Security. Whose value was determined using significant unobservable inputs.
(h)	Security in default.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Summary of Fair Value Exposure at June 30, 2018
The Vice Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Vice Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Vice Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Vice Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of level 3 investments as of June 30, 2018 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, and other factors provided by the underlying companies. The valuation methodology used for the period ended June 30, 2018, considered cases sold, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales and financial information. A decrease in these estimates and inputs would cause fair value to decrease. The Vice Fund also owns a corporate bond and warrants in Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments.  Because of the inherent uncertanty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund's investments as of June 30, 2018:

Vice Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$212,500,344	$-	$-	$212,500,344
Preferred Stocks	-	10,781	375,000	385,781
Corporate Bond	-	-	-	-
Warrants	-	-	750	750
Short-Term Investment	-	1,553,931	-	1,553,931
Total*	$212,500,344	$1,564,712	$375,750	$214,440,806

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Vice Fund. It is the Vice Fund's policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The following is a reconciliation of the Vice Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:

Investments in Securities
Three Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2018
Fair Value as of March 31, 2018	$3,875,750
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Purchases	-
Sales	(3,500,000)
Transfer into Level 3	-
Transfer out of Level 3	-
Fair Value as of June 30, 2018	$375,750

Total change in net unrealized (depreciation) relating to Level 3 investments still held at June 30, 2018	$-

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of June 30, 2018:
Investments	Fair Value as of June 30, 2018	Valuation Technique	Unobservable Inputs

Zodiac Spirits, LLC - Class A - Preferred	$375,000	Discounted Cash Flow	Projected Case Sales

Bio Soil Enhancers, Inc. - Corporate Bond	$-	Cash Flow	Projected Revenue

Bio Soil Enhancers, Inc. - Warrants	$750	Black Scholes	Projected Revenue Multiple

The following issuer was affiliated with the Vice Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the period ended June 30, 2018. Michael Loukas, President of the Trust, represents a Series A Preferred Member on the Board of Managers of Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

Vice Fund

Zodiac
Spirits, LLC-
Class A

March 31, 2018
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$375,000

Gross Additions
Shares	-
Cost	$-

Gross Deductions
Shares	-
Cost	$-
Proceeds	$-

June 30, 2018
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$375,000

Net realized gain (loss)	$-

Dividend Income	$-

Change in net unrealized appreciation (depreciation)	$-

The USA Mutuals Vice Fund's cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$159,186,523
Gross unrealized appreciation on investments	71,571,654
Gross unrealized depreciation on investments	(16,317,371)
Net unrealized appreciation	$55,254,283

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

USA Mutuals Navigator Fund
Portfolio of Investments
June 30, 2018 (Unaudited)			Ticker Symbol: UNAVX
	Maturity Date	Yield	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS - 96.1%
U.S. Treasury Bills - 89.8%
United States Treasury Bill	9/20/2018	1.868%	$2,500,000	$2,489,611
United States Treasury Bill	10/25/2018	1.943%	3,500,000	3,478,366
United States Treasury Bill	11/23/2018	2.017%	1,000,000	991,990
United States Treasury Bill	11/29/2018	2.038%	2,000,000	1,983,146
United States Treasury Bill	12/6/2018	2.042%	15,500,000	15,363,115
Total U.S. Treasury Bills (Cost $24,301,226)				17,346,261

Investment Company - 6.3%
First American Government Obligations Fund - Class X, 1.79% (a)			1,721,429	1,721,429
Total Investment Company (Cost $1,721,429)				1,721,429
Total Short-Term Investments (Cost $26,022,655)				26,027,657

Total Investments (Cost $26,022,655) - 96.1%				26,027,657
Other Assets in Excess of Liabilities - 3.9% (b)				1,043,334
TOTAL NET ASSETS - 100.0%				$27,070,991

(a)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2018.
(b)	Includes assets to satisfy the margin requirements for derivative contracts.

USA Mutuals Navigator Fund
Schedule of Futures Contracts
June 30, 2018 (Unaudited)

				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month- Year	Appreciation	(Depreciation)
Long Contracts:
S&P 500 E-Mini	$28,848,960	212	Sep-18	$-	$(602,362)
Total Long Contracts				$-	$(602,362)
Net Unrealized Depreciation					$(602,362)

Summary of Fair Value Exposure at June 30, 2018
The Navigator Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Navigator Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Navigator Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Navigator Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Navigator Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Navigator Fund's investments and derivative investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Bills	$-	$24,306,228	$-	$24,306,228
Investment Company	$1,721,429	$-	$-	$1,721,429
Total Short-Term Investments	$1,721,429	$24,306,228	$-	$26,027,657

Futures Contracts
Long Futures Contracts	$(602,362)	$-	$-	$(602,362)
Total Futures Contracts	$(602,362)	$-	$-	$(602,362)

There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Navigator Fund. It is the Navigator Fund's policy to consider transfers into or out of Level 1, Level 2 or  Level 3 as of the end of the reporting period.

The USA Mutuals Navigator Fund's cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$26,022,655
Gross unrealized appreciation on investments	5,002
Gross unrealized depreciation on investments	-
Gross unrealized depreciation on futures contracts	(602,362)
Net unrealized depreciation	$(597,360)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recen annual  report.

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
Portfolio of Investments
June 30, 2018 (Unaudited)	Ticker Symbol: QUANX

	Shares	Value
COMMON STOCKS - 27.7%
Apparel Manufacturing - 0.7%
Michael Kors Holdings Ltd (a)(b)	800	$53,280
		53,280
Building Material & Garden Equipment & Supplies Dealers - 1.0%
The Home Depot, Inc.	410	79,991
		79,991
Chemical Manufacturing - 4.0%
Air Products & Chemicals, Inc.	160	24,917
Albemarle Corp.	350	33,015
Celanese Corp. - Class A	320	35,539
FMC Corp.	480	42,821
PPG Industries, Inc.	820	85,058
Regeneron Pharmaceuticals, Inc. (a)	130	44,849
Trex Co Inc (a)	510	31,921
Zoetis, Inc.	320	27,261
		325,381
Clothing & Clothing Accessories Stores - 1.7%
Ross Stores, Inc.	940	79,665
The TJX Companies, Inc.	630	59,963
		139,628
Computer & Electronic Product Manufacturing - 2.0%
Masimo Corp (a)	240	23,436
Mettler-Toledo International, Inc. (a)	130	75,222
Texas Instruments, Inc.	550	60,637
		159,295
Credit Intermediation & Related Activities - 0.8%
Credit Acceptance Corp. (a)	70	24,738
LendingTree, Inc. (a)	170	36,346
		61,084
Data Processing, Hosting & Related Services - 1.3%
Mastercard Inc. - Class A	200	39,304
Match Group, Inc. (a)	1,610	62,371
		101,675
General Merchandise Stores - 0.5%
Tractor Supply Co.	480	36,715
		36,715
Health & Personal Care Stores - 0.6%
Ulta Beauty, Inc. (a)	210	49,027
		49,027
Machinery Manufacturing - 0.6%
Baker Hughes a GE Co.	1,580	52,188
		52,188
Merchant Wholesalers, Durable Goods - 0.3%
HD Supply Holdings, Inc. (a)	620	26,592
		26,592
Merchant Wholesalers, Nondurable Goods - 1.3%
Ingevity Corp. (a)	710	57,411
The Sherwin-Williams Co.	120	48,908
		106,319
Miscellaneous Manufacturing - 2.1%
ABIOMED, Inc. (a)	150	61,358
Align Technology, Inc. (a)	200	68,428
WR Grace & Co.	500	36,655
		166,441
Motor Vehicle & Parts Dealers - 0.4%
O'Reilly Automotive, Inc. (a)	130	35,564
		35,564
Oil & Gas Extraction - 3.2%
Cimarex Energy Co.	810	82,410
Diamondback Energy, Inc.	700	92,099
Occidental Petroleum Corp.	990	82,843
		257,352

Performing Arts, Spectator Sports, & Related Industries - 0.7%
Electronic Arts, Inc. (a)	410	57,818
		57,818
Petroleum & Coal Products Manufacturing - 0.4%
Marathon Petroleum Corp.	460	32,274
		32,274
Printing & Related Support Activities - 0.6%
Centennial Resource Development Inc/DE - Class A (a)	2,920	52,735
		52,735
Professional, Scientific, & Technical Services - 0.9%
Accenture PLC - Class A (b)	300	49,077
Biogen, Inc. (a)	80	23,219
		72,296
Publishing Industries (except Internet) - 2.0%
Intuit, Inc.	430	87,851
Manhattan Associates, Inc. (a)	1,620	76,156
		164,007
Securities, Commodity Contracts, & Other Financial Investments & Related Activities - 1.9%
Eaton Vance Corp	720	37,577
Evercore, Inc. - Class A	410	43,235
Financial Engines, Inc.	690	30,981
SEI Investments Co.	720	45,014
		156,807
Support Activities for Mining - 0.7%
Schlumberger Ltd. (b)	880	58,986
		58,986
Total Common Stocks (Cost $2,192,121)		2,245,455

EXCHANGE TRADED FUNDS - 34.1%
Consumer Discretionary Select Sector SPDR Fund	3,250	355,225
Energy Select Sector SPDR Fund	4,820	366,031
Financial Select Sector SPDR Fund	10,310	274,143
Health Care Select Sector SPDR Fund	4,300	358,878
Industrial Select Sector SPDR Fund	3,360	240,677
Invesco DB Energy Fund (a)	16,980	290,018
Materials Select Sector SPDR Fund	6,040	350,743
Real Estate Select Sector SPDR Fund	4,650	152,101
Technology Select Sector SPDR Fund	5,430	377,222
Total Exchange Traded Funds (Cost $2,691,187)		2,765,038

SHORT-TERM INVESTMENTS - 20.8%
Investment Companies - 20.8%
Fidelity Investments Money Market Funds Government Portfolio - Class I, 1.76% (c)	500,814	500,814
First American Treasury Obligations Fund - Class X, 1.77% (c)	1,181,012	1,181,012
Total Short-Term Investments (Cost $1,681,826)		1,681,826

Total Investments (Cost $6,565,134) - 82.6%		6,692,319
Other Assets in Excess of Liabilities - 17.4% (d)		1,406,698
TOTAL NET ASSETS - 100.0%		$8,099,017

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2018.
(d)	Includes assets to satisfy the margin requirements for derivative contracts and securities sold short.
PLC	Public Limited Company.

USA Mutuals WaveFront Hedged Quantamental Opportunities Fund
Schedule of Securities Sold Short
June 30, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - (13.0%)
Invesco DB Agriculture Fund (a)	(53,330)	$(961,540)
Invesco DB Precious Metals Fund (a)	(1,470)	(53,920)
Invesco DB Base Metals Fund (a)	(1,960)	(34,476)
Total Exchange Traded Funds (Proceeds $1,052,926)		$(1,049,936)
Total Securities Sold Short (Proceeds $1,052,926)		$(1,049,936)

(a) Non Income Producing.
Percentages are stated as a percent of net assets.

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
Schedule of Futures Contracts
June 30, 2018 (Unaudited)

				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month- Year	Appreciation	(Depreciation)
Long Contracts:
Canadian 10Yr Bond	$311,969	3	Sep-18	$678	$-
U.S. 5Yr Note	454,469	4	Sep-18	-	(358)
Long Gilt	324,817	2	Sep-18	1,594	-
NIKKEI 225	100,438	1	Sep-18	-	(3,118)
NASDAQ 100 E-Mini	141,335	1	Sep-18	-	(2,814)
Mexican Peso	298,260	12	Sep-18	7,950	-
S&P/TSX 60 Index	146,549	1	Sep-18	-	(398)
Euro/CHF Currency	437,633	3	Sep-18	467	-
U.S. 10Yr Note	240,375	2	Sep-18	727	-
U.S. Long Bond	145,000	1	Sep-18	653	-
Australian 10Yr Bond	382,936	4	Sep-18	479	-
SPI 200	227,491	2	Sep-18	161	-
Total Long Contracts				$12,709	$(6,688)
Short Contracts:
Brazilian Real	$(282,700)	-11	Jul-18	$747	$-
Australian Dollar	(443,880)	-6	Sep-18	-	(1,052)
10Yr Mini JGB	(136,242)	-1	Sep-18	-	(11)
BP Currency	(744,525)	-9	Sep-18	5,187	-
Canadian Dollar	(1,066,240)	-14	Sep-18	-	(1,982)
Euro FX Currency	(880,238)	-6	Sep-18	-	(695)
S&P 500 E-Mini	(1,088,640)	-8	Sep-18	22,386	-
Japanese Yen Currency	(566,719)	-5	Sep-18	3,078	-
Euro/GBP Currency	(438,833)	-3	Sep-18	-	(3,373)
Euro/JPY Currency	(438,389)	-3	Sep-18	-	(5,476)
Total Short Contracts				$31,398	$(12,589)
Total Futures Contracts				$44,107	$(19,277)
Net Unrealized Appreciation				$24,830

Summary of Fair Value Exposure at June 30, 2018
The WaveFront Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the WaveFront Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the WaveFront Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the WaveFront Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The WaveFront Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the WaveFront Fund's investments and derivative investments as of June 30, 2018:

WaveFront Hedged Quantamental Opportunities Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,245,455	$-	$-	$2,245,455
Exchange Traded Funds	2,765,038	-	-	2,765,038
Short-Term Investments	-	1,681,826	-	1,681,826
Total*	$5,010,493	$1,681,826	$-	$6,692,319

Securities Sold Short
Exchange Traded Funds	$(1,049,936)	$-	$-	$(1,049,936)

Futures Contracts
Long Futures Contracts	$6,021	$-	$-	$6,021
Short Futures Contracts	18,809	-	-	18,809
	$24,830	$-	$-	$24,830

*Additional information regarding the industry of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the WaveFront Fund. It is the WaveFront Fund's policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund's cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$6,565,134
Gross unrealized appreciation on investments	206,523
Gross unrealized depreciation on investments	(79,338)
Gross unrealized appreciation on securities sold short	4,775
Gross unrealized depreciation on securities sold short	(1,785)
Gross unrealized appreciation on futures contracts	44,107
Gross unrealized depreciation on futures contracts	(19,277)
Net unrealized appreciation	$155,005

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    USA Mutuals

By (Signature and Title)  /s/ Michael Loukas
                                            Michael Loukas, President

Date   8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Michael Loukas
                                            Michael Loukas, President

Date  8/28/2018

By (Signature and Title) /s/ Jordan Waldrep
                                          Jordan Waldrep, Treasurer

Date  8/23/2018